Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2026	$ 2,764,829
For the year ending December 31, 2027	5,503,892
For the year ending December 31, 2028	5,655,927
For the year ending December 31, 2029	5,897,691
For the year ending December 31, 2030	6,021,845
Thereafter	23,000,355
Total lease payments	48,844,539
Less: Imputed interest	11,281,720
Present value of operating lease liabilities	$ 37,562,819	$ 37,341,767